Financial Income, Net (Tables)	12 Months Ended
Dec. 31, 2023
Financial Income, Net
Schedule of financial income, net

€ millions	2023	2022	2021
Finance income	857	811	3,123
Thereof interest income from financial assets at amortized cost	376	100	29
Thereof gains from financial assets at fair value through profit or loss	380	608	3,067
Finance costs	-1,313	-2,200	-945
Thereof losses from financial assets at fair value through profit or loss	-525	-1,802	-654
Thereof interest expense from financial liabilities at amortized cost	-400	-203	-156
Thereof interest expense from financial liabilities at fair value through profit or loss	-239	-69	-50
 Financial income, net	-456	-1,389	2,178